Shareholders' Equity - Summary of Preferred Shares, Ordinary Shares, and Deferred Shares Issued (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Ordinary shares, issued	35,854,591	35,854,945
Total preferred, ordinary and deferred shares	35,966,669	304,011,678	122,238,835
Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	35,854,591	35,854,945
Series A Preferred Shares
Class Of Stock [Line Items]
Preferred shares, issued			34,840,000
Series B Preferred Shares
Class Of Stock [Line Items]
Preferred shares, issued			58,933,333
SERIES C $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred shares, issued			12,307,692
A Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued			4,000,000
B Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued			1,307,992
C Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued			917,874
Common Class D
Class Of Stock [Line Items]
Ordinary shares, issued			2,972,298
Common Class E
Class Of Stock [Line Items]
Ordinary shares, issued			3,972,188
Common Class F
Class Of Stock [Line Items]
Ordinary shares, issued			2,877,088
Deferred Shares
Class Of Stock [Line Items]
Deferred shares	112,077	144,517,898	110,370
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares		123,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares	1